Commitments and Contingencies (Details Narrative)							1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 17, 2015 USD ($) $ / shares shares	Jun. 26, 2015 USD ($) $ / shares shares	Jun. 18, 2015 USD ($) ft² $ / shares shares	Jun. 05, 2015 USD ($)	Feb. 26, 2015 USD ($) shares	Dec. 17, 2014 USD ($)	Jun. 30, 2015 USD ($) ft² shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) ft² shares	Jun. 30, 2014 USD ($)
Other Commitments [Line Items]
Operating lease period										2 years
Lease expiration date				Aug. 31, 2016						Nov. 30, 2015
Operating leases rent expense										$ 4,865
Sublease rent expense				$ 5,000
Rent expense								$ 67,937	$ 29,383	$ 59,747	$ 57,087
Value of options issued to employees								433
Cash payment of purchase price								8,999	$ 3,596	$ 11,896
Number of common stock value issued for purchases of assets										55,000
Equity Purchase Agreement [Member] | Kodiak Capital LLC [Member]
Other Commitments [Line Items]
Long-term purchase commitment, amount						$ 5,000,000		$ 5,000,000		5,000,000
Noncontrolling interest, ownership percentage by non-controlling owners						9.99%
Purchase agreement termination closing date						Dec. 31, 2016		Dec. 31, 2016
Registration Rights Agreement [Member] | Kodiak Capital LLC [Member]
Other Commitments [Line Items]
Registration payment arrangement, maximum potential consideration						$ 5,000,000
Asset Purchase Agreement [Member]
Other Commitments [Line Items]
Total purchase price					$ 62,500
Cash payment of purchase price					$ 7,500
Number of common stock shares issued for purchases of assets | shares					11,000
Number of common stock value issued for purchases of assets					$ 55,000
Performance based earn out period					18 months
Performance percentage					50.00%
Maximum earn out amount					$ 187,500
Stock Purchase Agreement [Member] | Ever Blooming Industrial Limited [Member]
Other Commitments [Line Items]
Number of common stock shares issued for consideration of future inventory purchases | shares			20,000
Common stock price per share | $ / shares			$ 5.00
Number of common stock value issued for consideration of future inventory purchases			$ 100,000
Vendor credit period			12 months
Prepaid expenses								$ 0
Stock Purchase Agreement [Member] | Yayu General Machinery Co., LTD[Member]
Other Commitments [Line Items]
Number of common stock shares issued for consideration of future inventory purchases | shares		40,000
Common stock price per share | $ / shares		$ 5.00
Number of common stock value issued for consideration of future inventory purchases		$ 200,000
Vendor credit period		12 months
Vendor Credit Agreements [Member] | Ever Blooming Industrial Limited [Member]
Other Commitments [Line Items]
Prepaid expenses							$ 100,000			100,000
Vendor Credit Agreements [Member] | Yayu General Machinery Co., LTD[Member]
Other Commitments [Line Items]
Prepaid expenses							$ 200,000	$ 191,549		$ 200,000
Six Employees [Member]
Other Commitments [Line Items]
Number of stock options issued | shares	43,000
Fair value of shares issued	$ 17,742
Stock price per share | $ / shares	$ 5.00
Stock options life	5 years
Stock option discount rate	1.73%
Stock option volatility rate	0.00%
2014 Stock Incentive Plan [Member]
Other Commitments [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares							600,000	600,000		600,000
Number of options issued to purchase shares of common stock | shares								43,000
Warehouse Facilities [Member]
Other Commitments [Line Items]
Lease expiration date							Nov. 30, 2015
Operating leases rent expense							$ 4,865
October 1, 2015 Through August 31, 2016 [Member] | Premises [Member]
Other Commitments [Line Items]
Sublease rent expense							$ 5,000
Lease Agreement [Member]
Other Commitments [Line Items]
Area of square feet | ft²			25,788				25,788			25,788
Operating lease period			38 months				38 months
Lease expiration date			Oct. 31, 2018				Oct. 31, 2018
Operating leases rent expense			$ 16,504
Lease Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Operating leases rent expense							$ 16,504
Lease Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Operating leases rent expense							17,509
Lease Agreement [Member] | October 1, 2015 Through February 28, 2016 [Member]
Other Commitments [Line Items]
Operating leases rent expense							$ 8,252